Templeton Global Investment Trust
Statement of Investments, December 31, 2019 (unaudited)
Templeton Emerging Markets Small Cap Fund
		Industry	Shares	Value
	Common Stocks 98.1%
	Brazil 4.7%
	Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	$3,759,273
	Duratex SA	Paper & Forest Products	3,747,000	15,586,476
	Grendene SA	Textiles, Apparel & Luxury Goods	2,117,044	6,467,795
	Ser Educacional SA	Diversified Consumer Services	902,500	6,230,719
				32,044,263
	China 17.2%
	Amvig Holdings Ltd.	Containers & Packaging	6,108,000	1,544,186
[a,b]	Baozun Inc., ADR	Internet & Direct Marketing Retail	313,564	10,385,240
	China Everbright Ltd.	Capital Markets	3,480,000	6,502,419
[b]	Chinasoft International Ltd.	IT Services	8,008,000	4,521,797
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	6,637,506	5,434,504
	Fanhua Inc., ADR	Insurance	64,600	1,677,662
	Health & Happiness H&H International Holdings Ltd.	Food Products	4,268,300	17,665,218
	Huaxin Cement Co. Ltd., B	Construction Materials	6,575,974	13,658,298
	JNBY Design Ltd.	Textiles, Apparel & Luxury Goods	3,229,000	4,334,451
	Ju Teng International Holdings Ltd.	Electronic Equipment, Instruments & Components	17,608,000	4,496,736
[b]	Luye Pharma Group Ltd.	Pharmaceuticals	9,551,500	7,158,446
[a]	Noah Holdings Ltd., ADR	Capital Markets	214,154	7,574,627
	TravelSky Technology Ltd., H	IT Services	2,385,200	5,821,966
	Uni-President China Holdings Ltd.	Food Products	3,997,000	4,195,868
	Weifu High-Technology Co. Ltd., B	Auto Components	1,198,304	2,059,121
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	19,863,247	14,096,449
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	11,349,937	6,030,150
				117,157,138
	Czech Republic 1.0%
	Moneta Money Bank AS	Banks	1,785,624	6,693,186
	Egypt 1.8%
	Eastern Co. SAE	Tobacco	5,233,095	4,929,869
	Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	669,304	2,916,998
	Integrated Diagnostics Holdings PLC	Health Care Providers & Services	1,049,430	4,197,720
				12,044,587
	Georgia 0.5%
[a]	Georgia Capital PLC	Capital Markets	163,865	2,001,025
[c,d]	Georgia Healthcare Group PLC, 144A, Reg S	Food & Staples Retailing	1,097,145	1,787,330
				3,788,355
	Hong Kong 2.1%
	I.T Ltd.	Specialty Retail	12,576,295	3,018,065
	Luk Fook Holdings (International) Ltd.	Specialty Retail	3,888,000	11,201,520
				14,219,585
	Hungary 3.4%
	Richter Gedeon Nyrt	Pharmaceuticals	791,640	17,213,065
[a]	Wizz Air Holdings PLC	Airlines	121,469	6,266,261
				23,479,326
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India 15.9%
	Apollo Tyres Ltd.	Auto Components	5,470,614	$12,565,814
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	666,638	31,826,347
	Dalmia Bharat Ltd.	Construction Materials	364,920	4,092,852
[a]	Equitas Holdings Ltd.	Consumer Finance	3,113,000	4,659,357
	Federal Bank Ltd.	Banks	9,476,047	11,679,887
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	1,197,798	5,832,456
	JK Cement Ltd.	Construction Materials	452,570	7,413,446
	Redington India Ltd.	Electronic Equipment, Instruments & Components	5,749,387	9,491,666
	Tata Chemicals Ltd.	Chemicals	1,534,000	14,341,411
	Vardhman Textiles Ltd.	Textiles, Apparel & Luxury Goods	468,044	6,509,849
				108,413,085
	Indonesia 0.5%
	Hexindo Adiperkasa Tbk PT	Trading Companies & Distributors	13,008,000	3,251,414
	Malaysia 0.5%
	7-Eleven Malaysia Holdings Bhd.	Food & Staples Retailing	10,311,364	3,605,469
	Mexico 1.1%
	Grupo Herdez SAB de CV	Food Products	2,480,974	4,918,311
	Nemak SAB de CV	Auto Components	6,720,300	2,816,493
				7,734,804
	Nigeria 0.2%
	UAC of Nigeria PLC	Food Products	45,432,007	1,089,106
	Pakistan 0.4%
	Habib Bank Ltd.	Banks	2,516,700	2,578,400
	Peru 1.2%
	Intercorp Financial Services Inc.	Banks	200,780	8,211,902
	Philippines 2.1%
	DMCI Holdings Inc.	Industrial Conglomerates	15,192,600	1,981,513
	International Container Terminal Services Inc.	Transportation Infrastructure	4,953,880	12,570,422
				14,551,935
	Poland 1.2%
	Amica SA	Household Durables	45,364	1,638,467
	Stock Spirits Group PLC	Beverages	2,503,387	6,846,736
				8,485,203
	Russia 0.6%
[a]	Mail.Ru Group Ltd., GDR	Interactive Media & Services	177,256	3,952,809
	TMK PAO, GDR	Energy Equipment & Services	120,583	447,966
				4,400,775
	Saudi Arabia 1.5%
	Mouwasat Medical Services Co.	Health Care Providers & Services	426,140	9,996,620
	South Africa 0.4%
	Massmart Holdings Ltd.	Food & Staples Retailing	801,259	2,936,201
  |  2

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea 10.3%
	Cosmecca Korea Co. Ltd.	Personal Products	119,588	$1,174,166
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	297,663	13,647,297
	Hankook Technology Group Co. Ltd.	Diversified Financial Services	656,000	8,171,697
	Hans Biomed Corp.	Biotechnology	435,466	9,398,764
	Interojo Co. Ltd.	Health Care Equipment & Supplies	117,982	2,704,628
	I-Sens Inc.	Health Care Equipment & Supplies	181,746	4,040,582
	Mando Corp.	Auto Components	156,920	4,778,228
	Medy-tox Inc.	Biotechnology	28,008	7,290,381
	Sebang Global Battery Co. Ltd.	Auto Components	147,555	4,761,115
	Silicon Works Co. Ltd.	Semiconductors & Semiconductor Equipment	291,623	10,040,394
	Vieworks Co. Ltd.	Health Care Equipment & Supplies	151,355	4,124,328
				70,131,580
	Sri Lanka 1.5%
	Hatton National Bank PLC	Banks	3,448,275	3,308,063
	Hemas Holdings PLC	Industrial Conglomerates	15,513,186	7,099,073
				10,407,136
	Taiwan 16.2%
	ADLINK Technology Inc.	Technology Hardware, Storage & Peripherals	2,025,497	3,250,438
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	544,400	7,334,867
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	25,437,900	8,552,969
	Flytech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	2,181,220	5,250,505
	Merida Industry Co. Ltd.	Leisure Products	2,680,100	15,814,839
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	2,370,000	17,352,479
	Pacific Hospital Supply Co. Ltd.	Health Care Equipment & Supplies	1,552,000	3,855,224
[a]	PChome Online Inc.	Internet & Direct Marketing Retail	2,081,035	6,588,680
[a]	PharmaEssentia Corp.	Biotechnology	2,369,200	8,712,915
	Primax Electronics Ltd.	Technology Hardware, Storage & Peripherals	7,701,100	16,323,417
	Shin Zu Shing Co. Ltd.	Machinery	1,464,000	6,313,931
	St. Shine Optical Co. Ltd.	Health Care Equipment & Supplies	438,000	6,655,444
	TTY Biopharm Co. Ltd.	Pharmaceuticals	1,626,900	4,481,848
				110,487,556
	Thailand 2.5%
	Dynasty Ceramic PCL, fgn.	Building Products	23,444,540	1,488,417
	Major Cineplex Group PCL, fgn.	Entertainment	5,920,300	5,021,417
	TISCO Financial Group PCL, fgn.	Banks	3,143,900	10,481,427
				16,991,261
	Turkey 2.1%
	DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	52,964	5,020,748
[a,c]	Mavi Giyim Sanayi Ve Ticaret AS, B, 144A	Textiles, Apparel & Luxury Goods	521,341	5,073,516
	Soda Sanayii AS	Chemicals	4,380,215	4,549,802
				14,644,066
	United Arab Emirates 1.5%
	Aramex PJSC	Air Freight & Logistics	10,430,242	10,137,338
  |  3

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States 1.9%
[a]	IMAX Corp.	Entertainment	620,831	$12,683,577
	Vietnam 5.8%
	FPT Corp.	Electronic Equipment, Instruments & Components	3,056,198	7,689,129
[a]	Hoa Phat Group JSC	Metals & Mining	14,671,208	14,878,558
[a]	Masan Group Corp.	Food Products	2,374,060	5,788,516
	Vietnam Container Shipping JSC	Marine	1,605,540	1,888,056
	Vincom Retail JSC	Real Estate Management & Development	6,488,022	9,519,592
				39,763,851
	Total Common Stocks (Cost $610,752,891)			669,927,719
	Preferred Stocks 0.8%
	Brazil 0.3%
[e]	Marcopolo SA, 1.333%, pfd.	Machinery	2,133,026	2,388,013
	Chile 0.5%
[e]	Embotelladora Andina SA, 4.57%, pfd., A	Beverages	1,250,500	3,129,615
	Total Preferred Stocks (Cost $5,359,696)			5,517,628
	Total Investments before Short Term Investments (Cost $616,112,587)			675,445,347

	Short Term Investments 3.3%
	Money Market Funds (Cost $12,003,582) 1.8%
	United States 1.8%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%		12,003,582	12,003,582
	Investments from Cash Collateral Received for Loaned Securities 1.5%
	Money Market Funds (Cost $10,495,821) 1.5%
	United States 1.5%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%		10,495,821	10,495,821
	Total Investments (Cost $638,611,990) 102.2%			697,944,750
	Other Assets, less Liabilities (2.2)%			(15,045,181)
	Net Assets 100.0%			$682,899,569
  |  4

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund (continued)
See Abbreviations on page 13.
[a]Non-income producing.
[b]A portion or all of the security is on loan at December 31, 2019.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2019, the value of this security was $6,860,846, representing 1.0% of net assets.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2019, the aggregate value of these securities was $1,787,330, representing 0.3% of net assets.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]See Note 5 regarding investments in affiliated management investment companies.
[g]The rate shown is the annualized seven-day effective yield at period end.
  |  5

Templeton Global Investment Trust
Statement of Investments, December 31, 2019 (unaudited)
Templeton Frontier Markets Fund
		Industry	Shares	Value
	Common Stocks 92.3%
	Bangladesh 4.0%
	Beximco Pharmaceuticals Ltd.	Pharmaceuticals	459,199	$373,763
[a]	Brac Bank Ltd.	Banks	1,499,652	1,017,492
				1,391,255
	Colombia 1.4%
	Grupo Nutresa SA	Food Products	61,648	476,346
	Egypt 8.7%
[a]	Cleopatra Hospital	Health Care Providers & Services	1,444,189	523,687
	Commercial International Bank Egypt SAE	Banks	145,028	749,989
	Egypt Kuwait Holding Co. SAE	Chemicals	258,692	333,713
	Egyptian Financial Group-Hermes Holding Co.	Capital Markets	666,070	695,535
	Juhayna Food Industries	Food Products	1,301,959	697,623
				3,000,547
	Kazakhstan 1.8%
[a,b]	Halyk Savings Bank of Kazakhstan JSC, GDR, Reg S	Banks	46,522	621,069
	Kenya 3.0%
	KCB Group Ltd.	Banks	1,970,999	1,050,162
	Kuwait 14.1%
	Agility Public Warehousing Co. KSC	Air Freight & Logistics	100,863	272,117
[a]	Ahli United Bank BSC	Banks	607,404	647,070
	Gulf Bank KSCP	Banks	535,667	535,314
	Human Soft Holding Co. KSC	Diversified Consumer Services	103,733	1,030,487
	Mezzan Holding Co.	Food Products	262,964	433,648
	National Bank of Kuwait SAKP	Banks	558,280	1,970,183
				4,888,819
	Nigeria 4.8%
	Guaranty Trust Bank PLC	Banks	7,296,088	584,017
	UAC of Nigeria PLC	Food Products	15,680,314	375,892
	Zenith Bank PLC	Banks	13,303,555	681,820
				1,641,729
	Pakistan 1.8%
	MCB Bank Ltd.	Banks	122,400	166,622
	United Bank Ltd.	Banks	442,900	471,474
				638,096
	Peru 5.7%
	Alicorp SA	Food Products	216,475	601,138
[b]	InRetail Peru Corp., Reg S	Food & Staples Retailing	27,730	998,280
	Intercorp Financial Services Inc.	Banks	9,195	376,075
				1,975,493
	Philippines 19.7%
	Ayala Corp.	Industrial Conglomerates	41,050	636,243
	BDO Unibank Inc.	Banks	436,130	1,359,679
	International Container Terminal Services Inc.	Transportation Infrastructure	418,080	1,060,874
	Metropolitan Bank & Trust Co.	Banks	847,711	1,108,983
	Puregold Price Club Inc.	Food & Staples Retailing	1,225,500	961,200
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  6

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Frontier Markets Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Philippines (continued)
	Robinsons Retail Holdings Inc.	Food & Staples Retailing	672,190	$1,061,073
	Wilcon Depot Inc.	Specialty Retail	1,730,655	614,676
				6,802,728
	Romania 1.3%
	OMV Petrom SA	Oil, Gas & Consumable Fuels	4,428,213	463,590
	Saudi Arabia 2.0%
	Arabian Centres Co. Ltd.	Real Estate Management & Development	45,853	356,307
	Mouwasat Medical Services Co.	Health Care Providers & Services	13,560	318,098
				674,405
	Senegal 1.6%
	Sonatel	Diversified Telecommunication Services	18,553	538,758
	South Africa 0.8%
	Old Mutual Ltd.	Insurance	198,280	278,348
	Ukraine 1.6%
[b]	MHP SE, GDR, Reg S	Food Products	57,687	559,564
	United Arab Emirates 6.6%
	Aramex PJSC	Air Freight & Logistics	703,509	683,753
	DP World PLC	Transportation Infrastructure	61,971	811,820
	Emirates NBD Bank PJSC	Banks	221,607	784,311
				2,279,884
	Vietnam 13.4%
	Binh Minh Plastics JSC	Building Products	565,877	1,103,793
	FPT Corp.	Electronic Equipment, Instruments & Components	98,948	248,945
[a]	Hoa Phat Group JSC	Metals & Mining	780,179	791,206
[a]	Masan Group Corp.	Food Products	227,050	553,601
	Vietnam Container Shipping JSC	Marine	71,488	84,067
[a]	Vietnam Technological and Commercial Joint Stock Bank	Banks	902,000	916,694
	Vincom Retail JSC	Real Estate Management & Development	645,040	946,439
				4,644,745
	Total Common Stocks (Cost $32,780,992)			31,925,538
	Preferred Stocks 7.2%
	Colombia 7.2%
[c]	Banco Davivienda SA, 1.827%, pfd.	Banks	77,964	1,090,518
[c]	Bancolombia SA, 2.303%, ADR, pfd.	Banks	25,383	1,390,735
	Total Preferred Stocks (Cost $2,075,251)			2,481,253
	Total Investments before Short Term Investments (Cost $34,856,243)			34,406,791
  |  7

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Frontier Markets Fund (continued)
		Shares	Value
	Short Term Investments (Cost $82) 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%	82	$82
	Total Investments (Cost $34,856,325) 99.5%		34,406,873
	Other Assets, less Liabilities 0.5%		158,816
	Net Assets 100.0%		$34,565,689

See Abbreviations on page 13.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2019, the aggregate value of these securities was $2,178,913, representing 6.3% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]See Note 5 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day effective yield at period end.
  |  8

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At December 31, 2019, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.
  |  9

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Such risks may be greater when investing in emerging markets securities, of which frontier markets are a sub-set, due to underdeveloped legal, business, political or other frameworks necessary to support securities markets. Frontier markets generally have smaller economies and magnify the risks of investing in developing markets and may include the potential for extreme price volatility, government ownership, protectionist measures and unsettled securities laws. In addition, certain foreign securities may not be as liquid as U.S. securities, or may have restrictions or delays in repatriation into U.S. dollars.
Zimbabwe adopted the U.S. dollar as its official currency in 2009 after a period of severe hyperinflation and economic decline. Since that time, the economy has continued to struggle and despite the government’s issuance of bond notes in August 2017, liquidity conditions have continued to be challenged. In February 2019, Zimbabwe redenominated its currency from the U.S. dollar to the Zimbabwe dollar. The interbank market has not been established as expected and trading in the Zimbabwean dollar has not been formalized. Repatriation continues to be challenging. Currency restrictions and other concerns have led investors to seek alternative stores of value, causing severe inflationary pressures and extreme price volatility. These economic conditions could affect the value of the Fund’s portfolio. At December 31, 2019, the Fund had less than 0.1% of its net assets invested in Zimbabwe.
4.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended December 31, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Pinar Sut Mamulleri Sanayii AS	$3,542,439	$ —	$(3,548,448)	$(15,234,342)	$15,240,351	$—[a]	—[a]	$167,453
Reysas Gayrimenkul Yatirim Ortakligi AS	3,843,668	—	(4,161,862)	(5,768,791)	6,086,985	—[a]	—[a]	—
Total Affiliated Securities (Value is 0.0% of Net Assets)	$7,386,107	$ —	$(7,710,310)	$(21,003,133)	$21,327,336	$ —		$167,453

[a]As of December 31, 2019, no longer held by the fund.
  |  10

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	$30,542,529	$118,591,225	$(137,130,172)	$ —	$ —	$12,003,582	12,003,582	$388,902
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	8,321,720	59,099,911	(56,925,810)	—	—	10,495,821	10,495,821	176,656
Total Affiliated Securities	$38,864,249	$177,691,136	$(194,055,982)	$ —	$ —	$22,499,403		$565,558
Templeton Frontier Markets Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	$2,357,813	$12,738,073	$(15,095,804)	$ —	$ —	$82	82	$13,272
6.  UPCOMING LIQUIDATION
On July 17, 2019, the Board approved a proposal to liquidate Templeton Frontier Markets Fund. Effective August 19, 2019, the Fund was closed to all new investors. The Fund is scheduled to liquidate on or about March 27, 2020.
7.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  11

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
7.  FAIR VALUE MEASUREMENTS (continued)
A summary of inputs used as of December 31, 2019, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Chile	$—	$3,129,615	$—	$3,129,615
Malaysia	—	3,605,469	—	3,605,469
All Other Equity Investments	668,710,263	—	—	668,710,263
Short Term Investments	22,499,403	—	—	22,499,403
Total Investments in Securities	$691,209,666	$6,735,084	$ —	$697,944,750
Templeton Frontier Markets Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$278,348	$—	$278,348
All Other Equity Investments	34,128,443	—	—	34,128,443
Short Term Investments	82	—	—	82
Total Investments in Securities	$34,128,525	$278,348	$ —	$34,406,873
Other Financial Instruments
Restricted Currency	$ —	$ —	$4,469	$4,469

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the nine months ended December 31, 2019, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into(Out of) Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Equity Investments:
Zimbabwe	$985,898	$—	$(886,169)	$—	$—	$(579,502)	$479,773	$—	$—

Other Financial Instruments:
Restricted currency	$28,423	$619,520	$(594,200)	$—	$—	$(20,037)	$(29,237)	$4,469	$(18,924)
8.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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